CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income [abstract]
Loss for the year	$ (37,509)	$ (24,769)	$ (6,083)
Items that will not be recycled to profit or loss:
Gain (loss) from remeasurement of liabilities (net) in respect of post-employment benefit obligations	146	431	(126)
Items that may be recycled to profit or loss:
Gain (loss) from translation of financial statements of foreign activities	(374)	87	243
Total	(37,737)	(24,251)	(5,966)
Attribution of total comprehensive income (loss) for the year:
To shareholders of the Company	(37,737)	(24,181)	(6,137)
To non-controlling interests	0	(70)	171
Total	$ (37,737)	$ (24,251)	$ (5,966)